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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TRUST

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2007 (UNAUDITED)

                                                                                   NUMBER OF
                                                                                     SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.0%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 19.5%
Bed Bath & Beyond, Inc.                                                             1,000,000                     $   35,990 (a)
Carnival Corp.                                                                      1,575,000                         76,813
Comcast Corp. (Class A)                                                             2,850,000                         79,686 (a)
Home Depot, Inc.                                                                      400,000                         15,740
Liberty Global, Inc. (Series C)                                                     2,180,000                         85,674 (a)
Liberty Media Holding Corp - Capital (Series A)                                       500,000                         58,840 (a)
Liberty Media Holding Corp - Interactive (Series A)                                 1,700,000                         37,961 (a)
Lowe's Companies, Inc.                                                                830,000                         25,473
News Corp. (Class A)                                                                  750,000                         15,907
Staples, Inc.                                                                         100,000                          2,373
Target Corp.                                                                          340,000                         21,624
                                                                                                                     456,081

CONSUMER STAPLES - 2.6%
Colgate-Palmolive Co.                                                                 120,000                          7,782
PepsiCo, Inc.                                                                         825,000                         53,501
                                                                                                                      61,283

ENERGY - 7.8%
Baker Hughes Incorporated                                                             150,000                         12,619
Exxon Mobil Corp.                                                                     700,000                         58,716
Schlumberger Ltd.                                                                   1,100,000                         93,434
Transocean Inc.                                                                       175,000                         18,547 (a)
                                                                                                                     183,316

FINANCIALS - 16.5%
AFLAC Incorporated                                                                    600,000                         30,840
Alleghany Corp.                                                                        37,884                         15,400 (a)
American International Group, Inc.                                                    250,000                         17,507
Berkshire Hathaway, Inc. (Class B)                                                     14,000                         50,470 (a)
CB Richard Ellis Group, Inc. (Class A)                                              1,350,000                         49,275 (a)
Citigroup, Inc.                                                                       925,000                         47,443
Federal National Mortgage Assoc.                                                    1,070,000                         69,903
Metlife, Inc.                                                                         130,000                          8,382
State Street Corp.                                                                  1,420,000                         97,128 (c)
                                                                                                                     386,348

HEALTHCARE - 17.0%
Abbott Laboratories                                                                   480,000                         25,704
Amgen, Inc.                                                                         1,000,000                         55,290 (a)
DENTSPLY International, Inc.                                                           80,000                          3,061
Gilead Sciences, Inc.                                                                 120,000                          4,652 (a)
Johnson & Johnson                                                                     750,000                         46,215
Lincare Holdings Inc.                                                               1,450,000                         57,783 (a)
Medtronic Inc.                                                                      1,000,000                         51,860
Pfizer Inc.                                                                         1,100,000                         28,127
UnitedHealth Group, Inc.                                                            1,150,000                         58,811
Wyeth                                                                                 280,000                         16,055
Zimmer Holdings, Inc.                                                                 610,000                         51,783 (a)
                                                                                                                     399,341

INDUSTRIALS - 4.0%
Dover Corp.                                                                         1,760,000                         90,024
Stericycle, Inc.                                                                       70,000                          3,112 (a)
                                                                                                                      93,136

INFORMATION TECHNOLOGY - 24.9%
Analog Devices, Inc.                                                                  625,000                         23,525
Automatic Data Processing, Inc.                                                       680,000                         32,960
Broadridge Financial Solutions, Inc.                                                  140,000                          2,677
Cisco Systems, Inc.                                                                 2,300,000                         64,055 (a)
eBay, Inc.                                                                          1,100,000                         35,398 (a)
Intel Corp.                                                                           125,000                          2,970
Intuit Inc.                                                                         2,150,000                         64,672 (a)
Iron Mountain Incorporated                                                            187,500                          4,899 (a)
Linear Technology Corp.                                                               370,000                         13,387
Microsoft Corp.                                                                     2,450,000                         72,202
Molex, Inc. (Class A)                                                               2,300,000                         61,065
NAVTEQ Corp.                                                                          110,000                          4,657 (a)
Paychex, Inc.                                                                       1,150,000                         44,988
QUALCOMM, Inc.                                                                      1,250,000                         54,237
Western Union Co.                                                                   2,750,000                         57,283
Yahoo! Inc.                                                                         1,650,000                         44,765 (a)
                                                                                                                     583,740

MATERIALS - 3.5%
Monsanto Co.                                                                        1,200,000                         81,048

TELECOMMUNICATION SERVICES - 1.2%
American Tower Corp. (Class A)                                                        100,000                          4,200 (a)
Vodafone Group, PLC ADR                                                               700,000                         23,541
                                                                                                                      27,741

TOTAL INVESTMENTS IN SECURITIES                                                                                    2,272,034
(COST $1,422,857)

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SHORT-TERM INVESTMENTS - 3.0%
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GEI Short Term Investment Fund
5.55%                                                                              70,331,836                         70,332 (b,d)
(COST $70,332)

TOTAL INVESTMENTS                                                                                                  2,342,366
(COST $1,493,189)

OTHER ASSETS AND LIABLITIES, NET - 0.0%*                                                                                 938
                                                                                                                  ----------
NET ASSETS  - 100.0%                                                                                              $2,343,304
                                                                                                                  ==========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30,2007 (unaudited)
--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b)      Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.



+        Percentages are based on net assets as of June 30,2007.

*        Less than 0.1%

         Abbreviations:

ADR      American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 22, 2007